FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Schedule of Company's assets that are measured at fair value on a recurring basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	June 30, 2021	December 31, 2020
Assets:
Cash and marketable securities held in Trust Account	1	$276,146,597	$276,209,453

Liabilities:
Warrant Liability – Public Warrants	1	$12,418,620	$19,458,000
Warrant Liability – Private Placement Warrants	3	$6,793,384	$10,643,808

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Cash and marketable securities held in Trust Account	1	$276,209,453
Liabilities:
Warrant Liability — Public Warrants	1	19,458,000
Warrant Liability — Private Placement Warrants	3	10,643,808

Schedule of fair value measurement inputs and valuation techniques

The fair value of the Private Placement Warrants was estimated at June 30, 2021 and December 31, 2020 to be $0.90 per warrant and $1.42 per warrant, respectively, using the modified Black-Scholes option pricing model and the following assumptions:

	June 30,	December 31,
	2021	2020
Risk-free interest rate	0.96%	0.47%
Expected Term	5.51	5.76
Dividend yield	0.00%	0.00%
Expected volatility	14.9%	19.0%
Exercise price	$11.50	$11.50
Unit Price	$9.79	$10.15

Schedule of change in the fair value of the warrant liabilities

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$10,643,808	$19,458,000	$30,101,808
Change in fair value	(5,273,024)	(9,660,000)	(14,933,024)
Fair value as of March 31, 2021	5,370,784	9,798,000	15,168,784
Change in fair value	1,422,600	2,620,620	4,043,220
Fair value as of June 30, 2021	6,793,384	12,418,620	19,212,004

	Private Placement	Public	Warrant Liabilities
Fair value as of January 1, 2020	$—	$—	$—
Initial measurement on July 7, 2020 (IPO)	6,241,600	11,454,000	17,695,600
Change in valuation inputs or other assumptions	4,402,208	8,004,000	12,406,208
Fair value as of December 31, 2020	$10,643,808	$19,458,000	$30,101,808